Summary of Significant Accounting Policies	12 Months Ended
Mar. 04, 2017
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Description of Business

The Company is a Delaware corporation and through its 100 percent owned subsidiaries, operates a pharmacy retail healthcare company in the United States of America. The Company operates through its two reportable segments: the Retail Pharmacy segment and the Pharmacy Services segment. The Retail Pharmacy segment operates one of the largest retail drugstore chains in the United States, with 2,604 stores in operation as of March 4, 2017. The Retail Pharmacy segment’s drugstores’ primary business is the sale of brand and generic prescription drugs. The Retail Pharmacy segment also sells a full selection of health and beauty aids and personal care products, seasonal merchandise and a large private brand product line. The Pharmacy Services segment, acquired by the Company in connection with the June 24, 2015 acquisition of EnvisionRx, operates both a transparent and traditional pharmacy benefit management (“PBM”) business; mail-order and specialty pharmacy services through EnvisionPharmacies; access to the nation’s largest cash pay infertility discount drug program via Design Rx; a claims adjudication software platform through Laker Software; and a national Medicare Part D prescription drug plan through Envision Insurance Company (“EIC”). See Note 20 for additional details on the Company’s reportable segments.

Prior to the June 24, 2015 acquisition of EnvisionRx, the Company’s operations consisted solely of the Retail Pharmacy segment. Following the completion of the EnvisionRx acquisition, the Company organized its operations into the Retail Pharmacy segment and the Pharmacy Services segment. Revenues for the Company are as follows:

	Year Ended
	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)
Retail Pharmacy segment:
Pharmacy sales	$11,072,480	$11,258,112	$11,004,546
Front end sales	5,538,352	5,419,889	5,413,916
Other revenue	155,788	142,387	139,733

Total Retail Pharmacy segment	$16,766,620	$16,820,388	$16,558,195
Pharmacy Services segment revenue	6,393,884	4,103,513	—
Intersegment elimination	(232,964)	(153,664)	—

Total revenue	$22,927,540	$20,770,237	$16,558,195

Sales of prescription drugs for our Retail Pharmacy segment represented approximately 66.0%, 66.9%, and 66.5% of the Company’s total drugstore sales in fiscal years 2017, 2016 and 2015 respectively. The Retail Pharmacy segment’s principal classes of products in fiscal 2017 were the following:

Product Class	Percentage of Sales
Prescription drugs	66.0%
Over-the-counter medications and personal care	7.5%
Health and beauty aids	4.8%
General merchandise and other	21.7%

Fiscal Year

The Company’s fiscal year ends on the Saturday closest to February 29 or March 1. The fiscal year ended March 4, 2017 includes 53 weeks. The fiscal years ended February 27, 2016 and February 28, 2015 included 52 weeks.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all of its 100 percent owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are readily convertible to known amounts of cash and which have original maturities of three months or less when purchased.

Allowance for Uncollectible Receivables

Approximately 99.7% of prescription sales are made to customers who are covered by third-party payors, such as insurance companies, government agencies and employers. The Company recognizes receivables that represent the amount owed to the Company for sales made to customers or employees of those payors that have not yet been paid. The Company maintains a reserve for the amount of these receivables deemed to be uncollectible. This reserve is calculated based upon historical collection activity adjusted for current conditions.

Inventories

Inventories are stated at the lower of cost or market. Inventory balances include the capitalization of certain costs related to purchasing, freight and handling costs associated with placing inventory in its location and condition for sale. The Company uses the last-in, first-out (“LIFO”) cost flow assumption for substantially all of its inventories. The Company calculates its inflation index based on internal product mix and utilizes the link-chain LIFO method.

Impairment of Long-Lived Assets

Asset impairments are recorded when the carrying value of assets are not recoverable. For purposes of recognizing and measuring impairment of long-lived assets, the Company categorizes assets of operating stores as “Assets to Be Held and Used” and “Assets to Be Disposed Of.” The Company evaluates assets at the store level because this is the lowest level of identifiable cash flows ascertainable to evaluate impairment. Assets being tested for recoverability at the store level include tangible long-lived assets and identifiable, finite-lived intangibles that arose in purchase business combinations. Corporate assets to be held and used are evaluated for impairment based on excess cash flows from the stores that support those assets.

The Company reviews long-lived assets to be held and used for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the undiscounted expected future cash flows is less than the carrying amount of the asset, the Company recognizes an impairment loss. Impairment losses are measured as the amount by which the carrying amount of the asset exceeds the fair value of the asset. When fair values are not available, the Company estimates fair value using the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. The Company provides for depreciation using the straight-line method over the following useful lives: buildings—30 to 45 years; equipment—3 to 15 years.

Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the asset or the term of the lease. When determining the amortization period of a leasehold improvement, the Company considers whether discretionary exercise of a lease renewal option is reasonably assured. If it is determined that the exercise of such option is reasonably assured, the Company will amortize the leasehold improvement asset over the minimum lease term, plus the option period. This determination depends on the remaining life of the minimum lease term and any economic penalties that would be incurred if the lease option is not exercised.

Capitalized lease assets are recorded at the lesser of the present value of minimum lease payments or fair market value and amortized over the estimated useful life of the related property or term of the lease.

The Company capitalizes direct internal and external development costs associated with internal-use software. Neither preliminary evaluation costs nor costs associated with the software after implementation are capitalized. For fiscal years 2017, 2016 and 2015, the Company capitalized costs of approximately $6,189, $7,680 and $7,550, respectively.

Goodwill

The Company recognizes goodwill as the excess of the purchase price over the fair value of the assets acquired and liabilities assumed during business combinations. The Company accounts for goodwill under ASC Topic 350, “Intangibles—Goodwill and Other”, which does not permit amortization, but instead requires the Company to perform an annual impairment review, or more frequently if events or circumstances indicate that impairment may be more likely. See Note 12 for additional information on goodwill.

Intangible Assets

The Company has certain finite-lived intangible assets that are amortized over their useful lives. The value of favorable and unfavorable leases on stores acquired in business combinations are amortized over the terms of the leases on a straight-line basis. Prescription files acquired in business combinations are amortized over an estimated useful life of ten years on an accelerated basis, which approximates the anticipated prescription file retention and related cash flows. Purchased prescription files acquired in other than business combinations are amortized over their estimated useful lives of five years on a straight-line basis. The value of finite-lived trade names are amortized over 10 years on a straight-line basis. The value of customer relationships, acquired in connection with the Company’s acquisition of EnvisionRx, are amortized over a period between 10 and 20 years on a descending percentage method which matches the pattern of expected discounted cash flows. The Pharmacy Services segment’s contract with Centers for Medicare and Medicaid Services (“CMS”) for Medicare Part D (“Part D”), which is required in order to act as a national provider of the Part D benefit, is amortized over 25 years on a straight line basis.

Deferred Financing Costs

Costs incurred to issue debt are deferred and amortized as a component of interest expense over the terms of the related debt agreements. Amortization expense of deferred financing costs was $4,696, $4,691 and $4,437 for fiscal 2017, 2016 and 2015, respectively.

Revenue Recognition

Retail Pharmacy Segment

For front end sales, the Retail Pharmacy segment recognizes revenue from the sale of merchandise at the time the merchandise is sold. The Retail Pharmacy segment records revenue net of an allowance for estimated future returns. Return activity is immaterial to revenues and results of operations in all periods presented. For third party payor pharmacy sales, revenue is recognized at the time the prescription is filled, which is or approximates when the customer picks up the prescription and is recorded net of an allowance for prescriptions that were filled but will not be picked up by the customer. For all periods presented, there is no material difference between the revenue recognized at the time the prescription is filled and that which would be recognized when the customer picks up the prescription. For cash prescriptions and patient third party payor co-payments, the Retail Pharmacy segment recognizes revenue when the patient picks up the prescription and tenders the cash price or patient third party payor co-payment amount at the point of sale. Prescriptions are generally not returnable.

The Retail Pharmacy segment offers a chain wide loyalty card program titled wellness +. Members participating in the wellness + loyalty card program earn points on a calendar year basis for eligible front end merchandise purchases and qualifying prescriptions. One point is awarded for each dollar spent towards front end merchandise and 25 points are awarded for each qualifying prescription.

Members reach specific wellness + tiers based on the points accumulated during the calendar year, which entitles such customers to certain future discounts and other benefits upon reaching that tier. For example, any customer that reaches 1,000 points in a calendar year achieves the “Gold” tier, enabling them to receive a 20% discount on qualifying purchases of front end merchandise for the remaining portion of the calendar year and also the next calendar year. There is also a similar “Silver” level with a lower threshold and benefit level.

As wellness + customers accumulate points, the Retail Pharmacy segment defers the value of the points earned as deferred revenue (included in other current and noncurrent liabilities, based on the expected usage). The amount deferred is based on historic and projected customer activity (e.g., tier level, spending level). As customers receive discounted front end merchandise, the Retail Pharmacy segment recognizes an allocable portion of the deferred revenue. The Retail Pharmacy segment deferred $60,255 as of March 4, 2017 of which $46,864 is included in other current liabilities and $13,391 is included in noncurrent liabilities. The Retail Pharmacy segment deferred $68,605 as of February 27, 2016 of which $54,926 is included in other current liabilities and $13,679 is included in noncurrent liabilities.

During fiscal 2016, the Company partnered with American Express Travel Related Services Company, Inc. to be part of a coalition loyalty program titled Plenti. This awards program allows a customer to earn points based on qualifying purchases at participating retailers. Each Plenti point is worth the equivalent of $0.01. The customer has the opportunity to redeem their accumulated points on a future purchase at any of the participating retailers. All points are redeemed using a FIFO methodology (e.g., first points earned are the first to be redeemed). Points expire on December 31st of each year for any point that has aged a minimum of two years that has not been redeemed by the customer. For a majority of the Plenti point issuances, funding is provided by our vendors through contractual arrangements. This funding is treated as deferred revenue and remains in deferred revenue until a customer redeems their points. Upon redemption, the deferred revenue account is decremented with an offsetting credit to sales. For Plenti point redemptions that are not vendor funded, deferred revenue is recorded and not recognized until the points are redeemed. As of March 4, 2017, the Company had deferred revenue of $35,642 relating to the Plenti program which is included in other current liabilities. As of February 27, 2016, the Company had deferred revenue of $39,253 relating to the Plenti program which is included in other current liabilities.

Pharmacy Services Segment

The Pharmacy Services segment (“Pharmacy Services”) sells prescription drugs indirectly through its retail pharmacy network and directly through its mail service dispensing pharmacy. The Pharmacy Services segment recognizes revenue from prescription drugs sold by (i) its mail service dispensing pharmacy and (ii) under retail pharmacy network contracts where it is the principal using the gross method at the contract prices negotiated with its clients, primarily employers, insurance companies, unions, government employee groups, health plans, Managed Medicaid plans, Medicare plans, and other sponsors of health benefit plans, and individuals throughout the United States. Revenues include: (i) the portion of the price the client pays directly to the Pharmacy Services segment, net of any volume-related or other discounts paid back to the client (see “Drug Discounts” below), (ii) the price paid to the Pharmacy Services segment by client plan members for mail order prescriptions (“Mail Co-Payments”), (iii) customer copayments made directly to the retail pharmacy network, and (iv) administrative fees. Sales taxes are not included in revenue. Revenue is recognized when: (i) persuasive evidence that the prescription drug sale has occurred or a contractual arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The following revenue recognition policies have been established for the Pharmacy Services segment:

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Revenues generated from prescription drugs sold by third party pharmacies in the Pharmacy Services segment’s retail pharmacy network and associated administrative fees are recognized at the Pharmacy Services segment’s point-of-sale, which is when the claim is adjudicated by the Pharmacy Services segment’s online claims processing system.

•

Revenues generated from prescription drugs sold by the Pharmacy Services segment’s mail service dispensing pharmacy are recognized when the prescription is delivered. At the time of delivery, the Pharmacy Services segment has performed substantially all of its obligations under its client contracts and does not experience a significant level of returns or reshipments.

•	Revenues generated from administrative fees based on membership or claims volume are recognized monthly upon active membership in the plan or actual claims volume.

In the majority of its contracts, the Pharmacy Services segment has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) latitude in establishing price, (iii) performs part of the service, (iv) having discretion in supplier selection and v) having involvement in the determination of product or service specifications. The Pharmacy Services segment’s obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the Pharmacy Services segment is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold after payment is received from its clients. The Pharmacy Services segment’s responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the prescriber prior to dispensing, suggesting generic alternatives where clinically appropriate and approving the prescription for dispensing. Although the Pharmacy Services segment does not have credit risk with respect to its pharmacy benefit manager operations and retail co-payments, management believes that all of the other applicable indicators of gross revenue reporting are present.

Drug Discounts—The Pharmacy Services segment deducts from its revenues that are generated from prescription drugs sold by third party pharmacies any rebates, inclusive of discounts and fees, earned by its clients. Rebates are paid to clients in accordance with the terms of client contracts.

Medicare Part D—The Pharmacy Services segment, through its EIC subsidiary, participates in the federal government’s Medicare Part D program as a Prescription Drug Plan (“PDP”). Net revenues include insurance premiums earned by the PDP, which are determined based on the PDP’s annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services (“CMS”). The insurance premiums include a direct premium paid by CMS and a beneficiary premium, which is the responsibility of the PDP member, but is subsidized by CMS in the case of low-income members. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

The Pharmacy Services segment records estimates of various assets and liabilities arising from its participation in the Medicare Part D program based on information in its claims management and enrollment systems. Significant estimates arising from its participation in the Medicare Part D program include: (i) estimates of low-income cost subsidy, reinsurance amounts and coverage gap discount amounts ultimately payable to or receivable from CMS based on a detailed claims reconciliation, (ii) an estimate of amounts receivable from CMS under a risk-sharing feature of the Medicare Part D program design, referred to as the risk corridor and (iii) estimates for claims that have been reported and are in the process of being paid or contested. Actual amounts of Medicare Part D-related assets and liabilities could differ significantly from amounts recorded. Historically, the effect of these adjustments has not been material to our results of operations or financial position.

See Note 20 for additional information about the revenues of the Company’s business segments.

Cost of Revenues

Retail Pharmacy Segment

Cost of revenues for the Retail Pharmacy segment includes the following: the cost of inventory sold during the period, including related vendor rebates and allowances, LIFO credit or charges, costs incurred to return merchandise to vendors, inventory shrink, purchasing costs and warehousing costs, which include inbound freight costs from the vendor, distribution payroll and benefit costs, distribution center occupancy costs and depreciation expense and delivery expenses to the stores.

Pharmacy Services Segment

The Pharmacy Services segment’s cost of revenues includes the cost of prescription drugs sold during the reporting period indirectly through its retail pharmacy network and directly through its mail service dispensing pharmacy. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients’ benefit plans from the Pharmacy Services segment’s mail service dispensing pharmacy, net of any volume-related or other discounts (see “Vendor allowances and purchase discounts” below) and (ii) the cost of prescription drugs sold through the Pharmacy Services segment’s retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

See Note 20 for additional information about the cost of revenues of the Company’s business segments.

Vendor Rebates and Allowances and Purchase Discounts

Retail Pharmacy Segment

The Retail Pharmacy segment rebates and allowances received from vendors relate to either buying and merchandising or promoting the product. Buying and merchandising related rebates and allowances are recorded as a reduction of cost of revenue as product is sold. Buying and merchandising rebates and allowances include all types of vendor programs such as cash discounts from timely payment of invoices, purchase discounts or rebates, volume purchase allowances, price reduction allowances and slotting allowances. Certain product promotion related rebates and allowances, primarily related to advertising, are recorded as a reduction in selling, general and administrative expenses when the advertising commitment has been satisfied.

Pharmacy Services Segment

The Pharmacy Services segment receives purchase discounts on products purchased. The Pharmacy Services segment’s contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the Pharmacy Services segment to receive purchase discounts from established list prices in one, or a combination, of the following forms: (i) a direct discount at the time of purchase, or (ii) a discount (or rebate) paid subsequent to dispensing when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy). These rebates are recognized when prescriptions are dispensed and are generally billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the Pharmacy Services segment’s results of operations. The Pharmacy Services segment accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The Pharmacy Services segment also receives additional discounts under its wholesaler contracts and fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of cost of revenues.

Reinsurance

To minimize risk and statutory capital requirements, EIC enters into quota share reinsurance agreements with unaffiliated reinsurers whereby they assume a quota share percentage of the company’s Medicare Part D program. The net revenue and net cost of revenue for EIC has been reduced by the amounts ceded to reinsurers under these agreements.

Rent

The Company records rent expense on operating leases on a straight-line basis over the minimum lease term. The Company begins to record rent expense at the time that the Company has the right to use the property. From time to time, the Company receives incentive payments from landlords that subsidize lease improvement construction. These leasehold incentives are deferred and recognized on a straight-line basis over the minimum lease term.

Selling, General and Administrative Expenses

Selling, general and administrative expenses include store and corporate administrative payroll and benefit costs, occupancy costs which include retail store and corporate rent costs, facility and leasehold improvement depreciation and utility costs, advertising, repair and maintenance, insurance, equipment depreciation and professional fees.

Repairs and Maintenance

Routine repairs and maintenance are charged to operations as incurred. Improvements and major repairs, which extend the useful life of an asset, are capitalized and depreciated.

Advertising

Advertising costs, net of specific vendor advertising allowances, are expensed in the period the advertisement first takes place. Advertising expenses, net of vendor advertising allowances, for fiscal 2017, 2016 and 2015 were $181,438, $191,534 and $194,331, respectively.

Insurance

The Company is self-insured for certain general liability and workers’ compensation claims. For claims that are self-insured, stop-loss insurance coverage is maintained for workers’ compensation occurrences exceeding $1,000 and general liability occurrences exceeding $3,000. The Company utilizes actuarial studies as the basis for developing reported claims and estimating claims incurred but not reported relating to the Company’s self-insurance. Workers’ compensation claims are discounted to present value using a risk-free interest rate.

Benefit Plan Accruals

The Company has several defined benefit plans, under which participants earn a retirement benefit based upon a formula set forth in the plan. The Company records expense related to these plans using actuarially determined amounts that are calculated under the provisions of ASC 715, “Compensation—Retirement Benefits.” Key assumptions used in the actuarial valuations include the discount rate, the expected rate of return on plan assets and the rate of increase in future compensation levels.

Stock-Based Compensation

The Company has several stock option plans, which are described in detail in Note 16. The Company accounts for stock-based compensation under ASC 718, “Compensation—Stock Compensation.” The Company recognizes option expense over the requisite service period of the award, net of an estimate for the impact of award forfeitures.

Store Pre-opening Expenses

Costs incurred prior to the opening of a new or relocated store, associated with a remodeled store or related to the opening of a distribution facility are charged against earnings when incurred.

Litigation Reserves

The Company is involved in litigation on an ongoing basis. The Company accrues its best estimate of the probable loss related to legal claims. Such estimates are developed in consultation with in-house counsel, and are based upon a combination of litigation and settlement strategies.

Facility Closing Costs and Lease Exit Charges

When a store or distribution center is closed, the Company records an expense for unrecoverable costs and accrues a liability equal to the present value at current credit adjusted risk-free interest rates of the remaining lease obligations and anticipated ancillary occupancy costs, net of estimated sublease income. Other store or distribution center closing and liquidation costs are expensed when incurred.

Income Taxes

Deferred income taxes are determined based on the difference between the financial reporting and tax basis of assets and liabilities. Deferred income tax expense (benefit) represents the change during the reporting period in the deferred tax assets and deferred tax liabilities, net of the effect of acquisitions and dispositions. Deferred tax assets include tax loss and credit carryforwards and are reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion of the deferred tax assets will not be realized. Changes in valuation allowances from period to period are included in the tax provision in the period of change.

The Company has net operating loss (“NOL”) carryforwards that can be utilized to offset future income for federal and state tax purposes. These NOLs generate a significant deferred tax asset. The Company regularly reviews the deferred tax assets for recoverability considering historical profitability, projected taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies.

The Company recognizes tax liabilities in accordance with ASC 740, “Income Taxes” and the Company adjusts these liabilities with changes in judgment as a result of the evaluation of new information not previously available. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the current estimate of the tax liabilities.

Sales Tax Collected

Sales taxes collected from customers and remitted to various governmental agencies are presented on a net basis (excluded from revenues) in the Company’s statement of operations.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant Concentrations

Retail Pharmacy Segment

The Company’s pharmacy sales were primarily to customers covered by health plan contracts, which typically contract with a third party payor that agrees to pay for all or a portion of a customer’s eligible prescription purchases. During fiscal 2017, the top five third party payors accounted for approximately 77.1% of the Company’s pharmacy sales. The largest third party payor, Express Scripts, represented 26.0%, 27.1% and 29.2% of pharmacy sales during fiscal 2017, 2016 and 2015 pharmacy sales, respectively. Third party payors are entities such as an insurance company, governmental agency, health maintenance organization or other managed care provider, and typically represent several health care contracts and customers.

During fiscal 2017, state sponsored Medicaid agencies and related managed care Medicaid payors accounted for approximately 21.1% of the Company’s pharmacy sales, the largest of which was approximately 2.0% of the Company’s pharmacy sales. During fiscal 2017, approximately 32.5% of the Company’s pharmacy sales were to customers covered by Medicare Part D. Any significant loss of third- party payor business could have a material adverse effect on the Company’s business and results of operations.

During fiscal 2017, the Company purchased brand and generic pharmaceuticals, which amounted to approximately 98.2% of the dollar volume of its prescription drugs from McKesson Corporation (“McKesson”) under its expanded five-year agreement executed on February 17, 2014 for pharmaceutical purchasing and distribution (our “Purchasing and Delivery Agreement”) whereby McKesson assumed responsibility for purchasing essential all of the brand and generic medications the Company dispenses as well as providing a new direct store delivery model to all of the Company’s stores. If the Company’s relationship with McKesson was disrupted, it could temporarily have difficulty filling prescriptions for brand-named and generic drugs until it executed a replacement wholesaler agreement or developed and implemented self- distribution processes.

Pharmacy Services Segment

The Pharmacy Services segment, through its EIC subsidiary, participates in the federal government’s Medicare Part D program as a PDP. During fiscal 2017 and fiscal 2016, net revenues of $223,077 (1.0% of consolidated revenues) and $162,620 (0.8% of consolidated revenues), respectively, include insurance premiums earned by the PDP, which are determined based on the PDP’s annual bid and related contractual arrangements with CMS.

EIC has entered into a quota share reinsurance agreement with Swiss Re Life & Health America Inc. (“Swiss Re”) whereby they assume a quota share percentage of the company’s Medicare Part D program. Fifty percent of the net revenue and net cost of revenue for EIC has been ceded to Swiss Re under this agreement.

Derivatives

The Company may enter into interest rate swap agreements to hedge the exposure to increasing rates with respect to its variable rate debt, when the Company deems it prudent to do so. Upon inception of interest rate swap agreements, or modifications thereto, the Company performs a comprehensive review of the interest rate swap agreements based on the criteria as provided by ASC 815, “Derivatives and Hedging.” As of March 4, 2017 and February 27, 2016, the Company had no interest rate swap arrangements or other derivatives.

Recent Accounting Pronouncements

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASU No. 2014-15). This ASU amended ASC 205-40—Presentation of Financial Statements—Going Concern and requires management to evaluate whether there are conditions and events that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the financial statements are available to be issued and provide related disclosures of such conditions and events. The adoption of ASU 2014-15 did not have a material impact on the Company’s financial position or results of operations and cash flows.

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topic 820) Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This ASU eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also eliminates certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Instead, the ASU limits those disclosures to investments for which the entity has elected to measure the fair value using that practical expedient. ASU No. 2015-07 is effective for fiscal years and interim periods within those years after December 15, 2015. The ASU is to be applied retrospectively to all periods presented. Early adoption of this ASU is permitted. The adoption of this guidance in fiscal 2017 did not materially affect the Company’s financial position, results of operations or cash flows.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606), an update to ASU 2014-09. This ASU amends ASU 2014-09 to defer the effective date by one year for annual reporting periods beginning after December 15, 2017 (fiscal 2019). Subsequently, the FASB has also issued accounting standards updates which clarify the guidance. This ASU removes inconsistencies, complexities and allows transparency and comparability of revenue transactions across entities, industries, jurisdictions and capital markets by providing a single comprehensive principles-based model with additional disclosures regarding uncertainties. The principles-based revenue recognition model has a five-step analysis of transactions to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Early adoption is permitted for annual reporting periods beginning after December 15, 2016 (fiscal 2018). In transition, the ASU may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company does not intend to early adopt the new standard. The Company has a team to assess and implement the new standard. While the Company is continuing its assessment of all of the potential impacts of the new standard, it does not expect the implementation of the standard to have a material impact on the Company’s consolidated financial position, results of operations or cash flow. The Company intends to adopt the new standard on a modified retrospective basis.

In February 2016, the FASB issued ASU No. 2016-02, Leases, (Topic 842), which is intended to improve financial reporting around leasing transactions. The ASU affects all companies and other organizations that engage in lease transactions (both lessee and lessor) that lease assets such as real estate and manufacturing equipment. This ASU will require organizations that lease assets—referred to as “leases”—to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. ASU No. 2016-02 is effective for fiscal years and interim periods within those years beginning January 1, 2019. The Company believes that the new standard will have a material impact on its financial position. The Company is currently evaluating the impact of this standard implementation will have on its results of operations and cash flows.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation, (Topic 718): Improvements to Employee Share-Based Payment Accounting, which is intended to simplify aspects of the accounting for share-based payment transactions. The ASU simplifies the accounting of stock compensation, including income tax implications, the balance sheet classification of awards as either equity or liabilities, and the cash flow classification of employee share based payment transactions. ASU No. 2016-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2016. Early adoption of all the amendments for ASU 2016-09 is permitted. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement must be applied prospectively. Amendments related to the presentation of excess tax benefits on the statement of cash flows may be applied either prospectively or retrospectively based on the Company’s election. Amendments related to the statement of cash flows presentation of employee taxes paid when an employer withholds shares must be applied retrospectively.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other, (Topic 350): Simplifying the Test for Goodwill Impairment, which is intended to simplify the subsequent measurement and impairment of goodwill. The ASU simplifies the complexity of evaluating goodwill for impairment by eliminating the second step of the impairment test, which compares the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill. Instead, the ASU requires entities to compare the fair value of a reporting unit to its carrying amount in order to determine the amount of goodwill impairment recognized. ASU No. 2017-04 is effective for fiscal years and interim periods within those years beginning after December 15, 2019. Early adoption of all the amendments for ASU 2017-04 is permitted. Amendments must be applied prospectively. The Company is in process of assessing the impact of the adoption of ASU No. 2017-04 on its financial position, results of operations and cash flows.